Long Term Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

NOTE 5.  Long Term Obligations

On August 15, 2013, the Company issued WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), a wholly owned subsidiary in Malaysia, notes with a face value of $6.6 million, maturing on August 15, 2020 (the “Malaysian Notes”), in consideration of WGBM’s cancellation of the Company’s obligations under a term loan owing to WGBM which, as of that date, had an outstanding loan balance of approximately $5.3 million. Under the terms of an agreement between the Company, WGBM and Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC,” a major investor in WGBM’s preference shares), upon liquidation of WGBM (which occurred on November 26, 2013), the Malaysian Notes were divided such that the Company received notes with an aggregate principal amount of $1.4 million and MTDC received notes with an aggregate principal amount of $5.2 million (the “MTDC Notes”). The MTDC Notes were recorded using an effective interest rate of 17.39% and are summarized as follows at June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
	(in thousands)
MTDC Notes Payable:
Face value	$5,200	$5,200
Debt discount, net of accumulated amortization of $517 and $339 at June 30, 2015 and December 31, 2014, respectively	3,026	3,204
Notes payable, net of debt discount	$2,174	$1,996

At any time prior to the MTDC Notes’ maturity date, the Company may issue to MTDC shares of the Company’s common stock with a value, based on the average closing price in the preceding 30 days, equal to the face value of the MTDC Notes. Based on an average closing price of $3.8724 in the 30 days preceding June 30, 2015, the MTDC Notes could have been settled by issuing 1,343,000 shares of the Company’s common stock.

On January 6, 2014, the Company acquired substantially all of the assets of the product line of IntegenX Inc. (“IntegenX”) used in connection with developing, manufacturing, marketing and selling instruments and reagents relating to library preparation for next generation sequencing (“NGS”), including the Apollo 324™ instrument and the PrepX™ reagents (the “Apollo Business”). In connection with this acquisition, the Company issued a $1.25 million secured promissory note to IntegenX (the “IntegenX Note”), due on January 6, 2017 (the “Maturity Date”). The IntegenX Note earned simple interest at 8% per annum over its three year term, payable on the Maturity Date. It was repayable early without premium or penalty at the Company’s option at any time and it had to be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000. Such an equity offering closed on August 27, 2014, and the IntegenX Note was repaid on September 12, 2014.

The Company also leases equipment under three capital leases that expire between December 2017 and May 2018. Aggregate future minimum obligations for capital leases in effect as of June 30, 2015, are as follows:

Capital Leases
(in thousands)
Year ending June 30,
2016	$192
2017	192
2018	112

Total minimum obligations	496

Amounts representing interest	(26)

Present value of future minimum payments	470

Current portion of long term obligations	(176)

Long term obligations, less current portion	$294

NOTE 7.  Long Term Obligations

On May 27, 2011, the Company sold convertible promissory notes (“CPNs”) in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock (see Note 9) at a price of $5.70 per share, with each 99.39 shares being convertible into one share of common stock. The CPNs were sold along with Series A-1 Convertible Preferred Stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the CPNs accrued at a rate of 5% per annum, and could either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

The debt discount related to the debt element of the convertible promissory notes of $14,442,497 was, prior to their exchange for equity securities on August 27, 2013 (the “2013 Exchange”), being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the CPNs. $832,502 in issuance costs allocated to the CPNs was recorded as a deferred financing cost, which was also being amortized as a non-cash interest expense using the effective yield method over their 3.5 year contractual term.

The Company valued the derivative liability for the conversion element of the CPNs using a Monte Carlo Simulation approach, using assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability at December 31, 2012, was estimated to be $274,928. It had diminished to nil by the time of the 2013 Exchange. The decrease in the fair value of this derivative liability of $274,928 during the year ended December 31, 2013, was recorded as a revaluation gain (see Note 13). The Company recorded a loss on early extinguishment of debt of $4,970,410 as a result of the 2013 Exchange (see Note 1).

On August 15, 2013, the Company issued WGBM notes with a face value of $6.6 million, maturing on August 15, 2020 (the “Malaysian Notes”), in consideration of WGBM’s cancellation of the Company’s obligations under a term loan owing to WGBM which, as of that date, had an outstanding loan balance of approximately $5.3 million. Under the terms of an agreement between the Company, WGBM and MTDC (see Notes 1 and 8), upon liquidation of WGBM (which occurred on November 26, 2013), the Malaysian Notes were divided such that the Company received notes with an aggregate principal amount of $1.4 million and MTDC received notes with an aggregate principal amount of $5.2 million (the “MTDC Notes”).

The MTDC Notes were recorded using an effective interest rate of 17.39% and are summarized as follows at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $339,751 and 27,258 at December 31, 2014 and 2013, respectively	3,203,565	3,516,058

Notes payable, net of debt discount	$1,996,435	$1,683,942

At any time prior to their maturity date, the Company may issue MTDC shares of the Company’s common stock with a value, based on the average closing price in the preceding 30 days, equal to the face value of the MTDC Notes. Based on an average closing price of $3.4019 in the 30 days preceding December 31, 2014, the MTDC Notes could have been settled by issuing 1,528,558 shares of the Company’s common stock.

As part of the consideration for the Apollo Business (see Notes 1 and 3), the Company issued a $1.25 million secured promissory note to IntegenX (the “IntegenX Note”), due on January 6, 2017 (the “Maturity Date”). The IntegenX Note earned simple interest at 8% per annum over its three year term, payable on the Maturity Date. It was repayable early without premium or penalty at the Company’s option at any time and it had to be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000. Such an equity offering closed on August 27, 2014 (see Note 1) and the IntegenX Note was repaid on September 12, 2014.

The IntegenX Note was recorded using an effective interest rate of 11.60% and is summarized as follows at December 31 and January 6, 2014:

	December 31, 2014	January 6, 2014

IntegenX Notes Payable:
Face value	$1,250,000	$1,250,000
Interest added to principal	68,219	—
Stated value	1,318,219	1,250,000
Debt discount, net of accumulated amortization of $21,454 and nil at September 12 and January 6, 2014, respectively	128,546	150,000

Notes payable, net of debt discount, prior to repayment	1,189,673	1,100,000

Loss on extinguishment of debt	128,546	—
Balance repaid to IntegenX	(1,318,219)	—

Notes payable, net of debt discount	$—	$1,100,000

The Company recorded a loss on early extinguishment of debt of $128,546 as a result of the repayment of the IntegenX Note on September 12, 2014.

The Company leases office space for use in its operations under a non-cancellable operating lease that expires in April 2018. The Company also leases equipment under two capital leases that expires in December 2017 and January 2018.

Aggregate future minimum obligations for leases in effect as of December 31, 2014, are as follows:

	Operating Leases	Capital Leases

Year ending December 31,
2015	$438,707	$129,284
2016	451,868	129,284
2017	465,424	120,189
2018	159,796	—

Total minimum obligations	$1,515,795	378,757

Amounts representing interest		(22,950)

Present value of future minimum payments		355,807

Current portion of long term obligations		(116,571)

Long term obligations, less current portion		$239,236

Rent expense totaled $365,665 and $604,558 for the years ended December 31, 2014 and 2013, respectively.